Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 16,306	$ 13,288
Accumulated depreciation	(13,076)	(12,506)
Total property, plant and equipment from continuing operations, net	3,230	782
Depreciation charge for the year	569	404
Machinery & Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,275	10,410
Accumulated depreciation	(10,241)	(9,985)
Office Equipment and Furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,321	2,320
Accumulated depreciation	(2,279)	(2,028)
Computer Equipment and Licenses
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	710	558
Accumulated depreciation	$ (556)	$ (493)